SHARE OPTION PLANS (Details Textual) $ / shares in Units, ¥ in Thousands																				1 Months Ended	7 Months Ended	12 Months Ended
	Jan. 02, 2019 $ / shares shares	Sep. 01, 2018 $ / shares	Jun. 01, 2018 $ / shares	Mar. 01, 2018 $ / shares shares	Jan. 02, 2018 $ / shares shares	Dec. 28, 2017 USD ($) $ / shares shares	Dec. 22, 2017 $ / shares shares	Oct. 02, 2017 $ / shares shares	Jan. 03, 2017 $ / shares shares	Aug. 03, 2016 $ / shares shares	May 16, 2016 $ / shares shares	Apr. 19, 2016 $ / shares shares	Jan. 04, 2016 $ / shares shares	Jan. 02, 2015 $ / shares shares	Jan. 02, 2014 $ / shares shares	Jan. 02, 2013 $ / shares shares	Jan. 03, 2012 $ / shares shares	Jan. 03, 2011 $ / shares shares	Jan. 04, 2010 $ / shares shares	Jan. 31, 2014 $ / shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2017 CNY (¥)	Dec. 22, 2014 shares	Apr. 22, 2010 shares	Nov. 08, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																						4 years 7 days	4 years 7 days	4 years 2 months 1 day
Share-based compensation expense																						$ 1,742,000	¥ 12,188	¥ 4,313	¥ 5,404
Tranche 9 [Member]
Number of options granted																								0
Exercise price (USD) | $ / shares																						$ 12.70
Tranche 10 [Member]
Number of options granted																								0
Exercise price (USD) | $ / shares																						14.80
Tranche 11 [Member]
Number of options granted																								0
Exercise price (USD) | $ / shares																						13.80
Tranche 12 [Member]
Number of options granted																								0
Exercise price (USD) | $ / shares																						20.50
Tranche 13 [Member]
Number of options granted																								0
Exercise price (USD) | $ / shares																						16.50
Tranche 14 [Member]
Number of options granted																								0
Exercise price (USD) | $ / shares																						20.00
Tranche 15 [Member]
Number of options granted																								0
Exercise price (USD) | $ / shares																						20.70
Tranche 16 [Member]
Number of options granted																								2,500
Exercise price (USD) | $ / shares																						16.50
Tranche 17 [Member]
Number of options granted																								8,800
Exercise price (USD) | $ / shares																						8.00
Tranche 18 [Member]
Number of options granted																								29,000
Exercise price (USD) | $ / shares																						9.10
Tranche 19 [Member]
Number of options granted																								20,000
Exercise price (USD) | $ / shares																						$ 8.20
Tranche 20 [Member]
Number of options granted																						36,000	36,000	0
Exercise price (USD) | $ / shares																						$ 5.19
2005 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																												150,000
2005 Performance Equity Plan [Member] | Tranche 5 [Member]
Number of options granted																			12,500
Exercise price (USD) | $ / shares																			$ 122.30			$ 20.70
2005 Performance Equity Plan [Member] | Tranche 9 [Member]
Exercise price (USD) | $ / shares																				$ 5.19
2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																											150,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						59,000	59,000	70,000
2009 Performance Equity Plan [Member] | Tranche 6 [Member]
Number of options granted																		12,000
Exercise price (USD) | $ / shares																		$ 108.40
2009 Performance Equity Plan [Member] | Tranche 7 [Member]
Number of options granted																	36,500
Exercise price (USD) | $ / shares																	$ 25.50
2009 Performance Equity Plan [Member] | Tranche 8 [Member]
Number of options granted																36,000
Exercise price (USD) | $ / shares																$ 14.40
2009 Performance Equity Plan [Member] | Tranche 9 [Member]
Number of options granted															35,000
Exercise price (USD) | $ / shares															$ 12.70
Restricted Stock [Member]
Number of options granted																						207,800	207,800
Share-based compensation expense | ¥																							¥ 11,218	¥ 2,272	0
Restricted Stock [Member] | Board of Directors Chairman [Member]
Number of options granted						33,000															22,500
Exercise price (USD) | $ / shares		$ 6.6	$ 7.2	$ 8.6		$ 8.7
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						5 days
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | $						$ 287,100															$ 167,925
2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																										500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						247,300	247,300	211,300
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | ¥																								¥ 1,228
2014 Performance Equity Plan [Member] | Tranche 10 [Member]
Number of options granted														19,500
Exercise price (USD) | $ / shares														$ 14.80
2014 Performance Equity Plan [Member] | Tranche 11 [Member]
Number of options granted													18,500
Exercise price (USD) | $ / shares													$ 13.80
2014 Performance Equity Plan [Member] | Tranche 12 [Member]
Number of options granted												60,000
Exercise price (USD) | $ / shares												$ 20.50
2014 Performance Equity Plan [Member] | Tranche 13 [Member]
Number of options granted											20,000
Exercise price (USD) | $ / shares											$ 16.50
2014 Performance Equity Plan [Member] | Tranche 14 [Member]
Number of options granted										20,000
Exercise price (USD) | $ / shares										$ 20.0
2014 Performance Equity Plan [Member] | Tranche 15 [Member]
Number of options granted									18,000
Exercise price (USD) | $ / shares									$ 20.70
2014 Performance Equity Plan [Member] | Tranche 16 [Member]
Number of options granted								2,500
Exercise price (USD) | $ / shares								$ 16.5
2014 Performance Equity Plan [Member] | Tranche 17 [Member]
Number of options granted							8,800
Exercise price (USD) | $ / shares							$ 8.0
2014 Performance Equity Plan [Member] | Tranche 18 [Member]
Number of options granted					29,000
Exercise price (USD) | $ / shares					$ 9.1
2014 Performance Equity Plan [Member] | Tranche 19 [Member]
Number of options granted				20,000
Exercise price (USD) | $ / shares				$ 8.2
2014 Performance Equity Plan [Member] | Tranche 20 [Member]
Number of options granted	36,000
Exercise price (USD) | $ / shares	$ 5.19
Share-based Payment Arrangement, Option [Member]
Share-based compensation expense | ¥																							¥ 904	¥ 4,313	¥ 3,016
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period																						5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						1 year	1 year
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period																						10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						5 years	5 years